UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2001

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is  a  restatement.
                                                [ ] adds  new  holdings
                                                    entries.
Institutional Investment Manager Filing this Report:

Name:      Burke & Herbert Bank & Trust Co.
           -------------------------------------------
Address:   PO Box 268
           Alexandria, VA 22314
           -------------------------------------------

Form  13F  File  Number:  28-05313
                          --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing this Report on Behalf of Reporting Manager:

Name:   /s/  Judith A. Cagnon
        -------------------------
Title:  Vice President
        -------------------------
Phone:  703-549-6600
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Judith A. Cagnon                  Alexandria, VA                  10/25/2001
--------------------                  --------------                  ----------
    [Signature]                       [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________

28-____________   ________________________________________

28-____________   ________________________________________

         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report  Summary: 1
Number of Other Included Managers:                      0
                                              -----------

Form  13F  Information  Table  Entry  Total:          128
                                              -----------

Form  13F  Information  Table  Value  Total:  $   107,026
                                              -----------
                                              (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
AT&T CORP                      COM              1957109        504   26129 SH       SOLE              26129      0    0
AT&T CORP                      COM              1957109          9     445 SH       SHR                 445      0    0
ABBOTT LABS                    COM              2824100        664   12812 SH       SOLE              12812      0    0
ABBOTT LABS                    COM              2824100        176    3400 SH       SHR                3400      0    0
ALLEGHENY ENERGY INC           COM              17361106       441   12029 SH       SOLE              12029      0    0
ALLEGHENY ENERGY INC           COM              17361106         4     116 SH       SHR                 116      0    0
ALLTEL CORP                    COM              20039103       249    4303 SH       SOLE               4303      0    0
ALLTEL CORP                    COM              20039103        10     180 SH       SHR                 180      0    0
AMERICAN ELEC PWR INC          COM              25537101       149    3452 SH       SOLE               3452      0    0
AMERICAN ELEC PWR INC          COM              25537101       146    3368 SH       SHR                3368      0    0
AMERICAN EXPRESS CO            COM              25816109       267    9205 SH       SOLE               9205      0    0
AMERICAN EXPRESS CO            COM              25816109         3     100 SH       SHR                 100      0    0
AMERICAN HOME PRODS CORP       COM              26609107      1992   34199 SH       SOLE              34199      0    0
AMERICAN HOME PRODS CORP       COM              26609107         1      25 SH       SHR                  25      0    0
AMERICAN INTL GROUP INC        COM              26874107      1446   18541 SH       SOLE              18541      0    0
AMERICAN INTL GROUP INC        COM              26874107        88    1123 SH       SHR                1123      0    0
AMSOUTH BANCORPORATION         COM              32165102       208   11497 SH       SOLE              11497      0    0
BP PLC SPON ADR                COM              55622104      1056   21482 SH       SOLE              21482      0    0
BANK OF AMERICA CORP           COM              60505104       501    8587 SH       SOLE               8587      0    0
BANK OF AMERICA CORP           COM              60505104       147    2523 SH       SHR                2523      0    0
BANK NEW YORK INC              COM              64057102       413   11808 SH       SOLE              11808      0    0
BANK NEW YORK INC              COM              64057102         5     148 SH       SHR                 148      0    0
BANK ONE CORP                  COM              06423A103      205    6529 SH       SOLE               6529      0    0
BELLSOUTH CORP                 COM              79860102      1428   34366 SH       SOLE              34366      0    0
BELLSOUTH CORP                 COM              79860102        33     800 SH       SHR                 800      0    0
BRISTOL MYERS SQUIBB CO        COM              110122108     1441   25931 SH       SOLE              25931      0    0
BRISTOL MYERS SQUIBB CO        COM              110122108      122    2200 SH       SHR                2200      0    0
BURKE & HERBERT BANK &         COM              121331102     7928   10786 SH       SOLE              10786      0    0
TRUSTPANY
BURKE & HERBERT BANK &         COM              121331102      257     350 SH       SHR                 350      0    0
TRUSTPANY
CIGNA CORP                     COM              125509109      420    5060 SH       SOLE               5060      0    0
CHEVRON CORP                   COM              166751107      700    8265 SH       SOLE               8265      0    0
CHEVRON CORP                   COM              166751107      503    5931 SH       SHR                5931      0    0
CISCO SYS INC                  COM              17275R102      164   13447 SH       SOLE              13447      0    0
CISCO SYS INC                  COM              17275R102       14    1163 SH       SHR                1163      0    0
CITIGROUP INC                  COM              172967101     1121   27680 SH       SOLE              27680      0    0
CITIGROUP INC                  COM              172967101       12     304 SH       SHR                 304      0    0
COCA COLA CO                   COM              191216100    12659  270193 SH       SOLE             270193      0    0
COCA COLA CO                   COM              191216100       28     600 SH       SHR                 600      0    0
CORNING INC                    COM              219350105      171   19438 SH       SOLE              19438      0    0
DISNEY WALT CO                 COM              254687106      391   20999 SH       SOLE              20999      0    0
DISNEY WALT CO                 COM              254687106       59    3147 SH       SHR                3147      0    0
DOCUCON INC NEW                COM              255908402        1   16667 SH       SOLE              16667      0    0
DOMINION RESOURCES INC/VA      COM              25746U109      559    9422 SH       SOLE               9422      0    0
DOMINION RESOURCES INC/VA      COM              25746U109       66    1105 SH       SHR                1105      0    0
DU PONT E I DE NEMOURS & CO    COM              263534109     1155   30783 SH       SOLE              30783      0    0
DU PONT E I DE NEMOURS & CO    COM              263534109       81    2150 SH       SHR                2150      0    0
ELECTRONIC DATA SYS CORP NEW   COM              285661104      258    4480 SH       SOLE               4480      0    0
ELECTRONIC DATA SYS CORP NEW   COM              285661104       46     800 SH       SHR                   0    800    0
EXXON MOBIL CORP               COM              30231G102     5939  150734 SH       SOLE             150734      0    0
EXXON MOBIL CORP               COM              30231G102     1092   27728 SH       SHR               27728      0    0
FPL GROUP INC                  COM              302571104      202    3769 SH       SOLE               3769      0    0
FPL GROUP INC                  COM              302571104       10     195 SH       SHR                 195      0    0
FEDERAL HOME LN MTG CORP VT    COM              313400301      468    7200 SH       SOLE               7200      0    0
FEDERAL NATL MTG ASSN          COM              313586109     1420   17738 SH       SOLE              17738      0    0
FEDERAL NATL MTG ASSN          COM              313586109       40     500 SH       SHR                 500      0    0
FIRST VA BKS INC               COM              337477103      527   11499 SH       SOLE              11499      0    0
GANNETT INC                    COM              364730101      382    6361 SH       SOLE               6361      0    0
GANNETT INC                    COM              364730101        5      75 SH       SHR                  75      0    0
GENERAL ELEC CO                COM              369604103     6124  164618 SH       SOLE             164618      0    0
GENERAL ELEC CO                COM              369604103      640   17212 SH       SHR               17212      0    0
GLAXO SMITHKLINE SPONSORED PLC COM              37733W105      313    5586 SH       SOLE               5586      0    0
AD
GLAXO SMITHKLINE SPONSORED PLC COM              37733W105        0       1 SH       SHR                   1      0    0
AD
HEINZ H J CO                   COM              423074103      294    6986 SH       SOLE               6986      0    0
HEWLETT PACKARD CO             COM              428236103      480   29912 SH       SOLE              29912      0    0
HEWLETT PACKARD CO             COM              428236103       14     876 SH       SHR                 876      0    0
HONEYWELL INTERNATIONAL INC    COM              438516106      204    7745 SH       SOLE               7745      0    0
HONEYWELL INTERNATIONAL INC    COM              438516106        8     300 SH       SHR                 300      0    0
INTEL CORP                     COM              458140100      552   27015 SH       SOLE              27015      0    0
INTEL CORP                     COM              458140100       62    3043 SH       SHR                1443   1600    0
INTERNATIONAL BUSINESS MACHS   COM              459200101      803    8752 SH       SOLE               8752      0    0
INTERNATIONAL BUSINESS MACHS   COM              459200101        5      54 SH       SHR                  54      0    0
J P MORGAN CHASE & CO          COM              46625H100      296    8659 SH       SOLE               8659      0    0
J P MORGAN CHASE & CO          COM              46625H100       19     554 SH       SHR                 554      0    0
JOHNSON & JOHNSON              COM              478160104     2513   45368 SH       SOLE              45368      0    0
JOHNSON & JOHNSON              COM              478160104       28     500 SH       SHR                 500      0    0
KEENE CORP DEL                 COM              487315103        6   22600 SH       SOLE              22600      0    0
KIMBERLY CLARK CORP            COM              494368103      686   11071 SH       SOLE              11071      0    0
KIMBERLY CLARK CORP            COM              494368103       62    1000 SH       SHR                 200    800    0
LUCENT TECHNOLOGIES INC        COM              549463107      155   27009 SH       SOLE              27009      0    0
LUCENT TECHNOLOGIES INC        COM              549463107        6    1100 SH       SHR                1100      0    0
MEI CORP NEV NEW               COM              552711202        1   16250 SH       SOLE              16250      0    0
MARRIOTT INTL INC NEW CL A     COM              571903202      247    7408 SH       SOLE               7408      0    0
MCDONALDS CORP                 COM              580135101      340   12538 SH       SOLE              12538      0    0
MEDTRONIC INC                  COM              585055106     2081   47850 SH       SOLE              47850      0    0
MEDTRONIC INC                  COM              585055106       21     474 SH       SHR                 474      0    0
MERCK & CO INC                 COM              589331107     2666   40026 SH       SOLE              40026      0    0
MERCK & CO INC                 COM              589331107      240    3600 SH       SHR                3600      0    0
MICROSOFT CORP                 COM              594918104      243    4750 SH       SOLE               4750      0    0
MICROSOFT CORP                 COM              594918104      414    8100 SH       SHR                8100      0    0
MINNESOTA MNG & MFG CO         COM              604059105      911    9256 SH       SOLE               9256      0    0
MINNESOTA MNG & MFG CO         COM              604059105       30     300 SH       SHR                 300      0    0
MOTOROLA INC                   COM              620076109      467   29923 SH       SOLE              29923      0    0
NORFOLK SOUTHN CORP            COM              655844108      382   23716 SH       SOLE              23716      0    0
ORACLE CORP                    COM              68389X105      146   11600 SH       SOLE              11600      0    0
ORACLE CORP                    COM              68389X105        2     148 SH       SHR                 148      0    0
PPG INDS INC                   COM              693506107      240    5250 SH       SOLE               5250      0    0
PAYNE BROTHERS PROPERTY LLC    COM              695001990    21792      10 SH       SOLE                 10      0    0
50% INT IN LLC
PEPSICO INC                    COM              713448108     2015   41542 SH       SOLE              41542      0    0
PEPSICO INC                    COM              713448108       68    1400 SH       SHR                1400      0    0
PFIZER INC                     COM              717081103     1748   43591 SH       SOLE              43591      0    0
PFIZER INC                                      717081103      164    4100                             4100      0    0
PHARMACIA CORPORATION          COM              71713U102      277    6838 SH       SOLE               6838      0    0
PHILIP MORRIS COS INC          COM              718154107     1160   24020 SH       SOLE              24020      0    0
PHILIP MORRIS COS INC          COM              718154107       22     450 SH       SHR                 450      0    0
PITNEY BOWES INC               COM              724479100      477   12491 SH       SOLE              12491      0    0
PITNEY BOWES INC               COM              724479100       15     400 SH       SHR                 400      0    0
POTOMAC ELEC PWR CO            COM              737679100      311   14161 SH       SOLE              14161      0    0
PROCTER & GAMBLE CO            COM              742718109      389    5341 SH       SOLE               5341      0    0
PROCTER & GAMBLE CO            COM              742718109       29     400 SH       SHR                 400      0    0
PROTECTIVE LIFE CORP           COM              743674103      267    9194 SH       SOLE               9194      0    0
ROYAL DUTCH PETE CO N Y        COM              780257804      377    7505 SH       SOLE               7505      0    0
REGISTRY PAR N GLDR 1.25
SBCMUNICATIONS INC             COM              78387G103      782   16601 SH       SOLE              16601      0    0
SBCMUNICATIONS INC             COM              78387G103       85    1800 SH       SHR                1800      0    0
SARA LEE CORP                  COM              803111103      555   26043 SH       SOLE              26043      0    0
SUNTRUST BANKS INC             COM              867914103      217    3252 SH       SOLE               3252      0    0
TEXACO INC                     COM              881694103      412    6342 SH       SOLE               6342      0    0
TEXACO INC                     COM              881694103       10     158 SH       SHR                 158      0    0
TJ PARTNER PARTNERSHIP         COM              885993477       52   52439 SH       SOLE              52439      0    0
UNITED TECHNOLOGIES CORP       COM              913017109      242    5200 SH       SOLE               5200      0    0
UNITED TECHNOLOGIES CORP       COM              913017109       21     450 SH       SHR                 450      0    0
VERIZONMUNICATIONS             COM              92343V104     2677   49475 SH       SOLE              49475      0    0
VERIZONMUNICATIONS             COM              92343V104      207    3832 SH       SHR                3832      0    0
VERSAR INC                     COM              925297103      301   87350 SH       SOLE              87350      0    0
WACHOVIA CORP                  COM              929903102      631   20366 SH       SOLE              20366      0    0
WAL MART STORES INC            COM              931142103      934   18866 SH       SOLE              18866      0    0
WAL MART STORES INC            COM              931142103       64    1300 SH       SHR                1300      0    0
WELLS FARGO CO                 COM              949746101      611   13742 SH       SOLE              13742      0    0
WELLS FARGO CO                 COM              949746101       27     617 SH       SHR                 617      0    0